Employee benefits plan (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Salary contribute	$ 19,500	$ 19,500
Salary and wages	$ 500	$ 400